Share option plan	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.	Share option plan:

The Company grants options to certain employees, officers, directors and consultants under a share option plan (the “Plan”), enabling them to purchase common shares of the Company. The exercise price of an option under the Plan may not be less than the current market price of common shares on the day immediately proceeding the day the share option was granted. The Plan provides that the number of common shares reserved for issuance under the Plan shall not exceed 7,584,362 common shares (being 9,558,476 options reserved for issuance less 1,974,114 exercised to date). As at December 31, 2011, the number of common shares available for future grants of stock options amounts to 1,631,661. Subsequent to year end, the Board resolved to increase the Plan by 1,400,000 common shares, subject to shareholder approval. Furthermore, Dr. Pak, as part of his employment agreement in February 2012 received 1,400,000 options under the Plan, also subject to shareholder approval.

Assumptions used when valuing the options and warrants at their date of grant using the Black-Scholes option pricing model include: risk-free interest rate of 1.85% (2010 – 2.27%, 2009 – 2.68), weighted average expected life of five years, expected dividend yield of 0% and average volatility of 114% (2010, 154%, 2009 – 77%).

The following table summarizes information about stock options outstanding at December 31, 2011:

Options outstanding				Options vested
Range of exercise price	Number outstanding	Weighted average remaining contractual life – years	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.18 – $0.49	2,721,294	3.50	$0.44	1,182,601	$0.46
$0.50 – $0.60	2,371,875	1.32	0.57	1,780,625	0.57
$0.70 – $0.83	859,532	0.46	0.83	859,532	0.83
	5,952,701	2.19	$0.55	3,822,758	$0.59

Changes for the stock option plan during the years ended December 31 are as follows:

	Year ended 2011		Year ended 2010
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Options outstanding, beginning of year	5,184,813	$0.58	5,637,663	$0.61
Options granted	1,660,757	0.42	1,124,273	0.45
Options exercised	–	–	(280,451)	0.46
Options forfeited	(892,869)	0.32	(1,296,672)	0.63
Options outstanding, end of year	5,952,701	0.55	5,184,813	0.58
Options exercisable, end of year	3,822,758	0.59	2,937,262	0.63
Weighted average fair value of options granted during the year		$0.32		$0.34

During the year ended December 31, 2011, the Company recorded stock-based compensation expense of $669,952 (2010 - $658,991; 2009 - $1,195,570) related to stock options and warrants granted to employees, officers, directors and consultants.

The Company’s unvested share based payment awards consist of stock options granted under the stock options plan. The value of each unvested award is calculated using the fair value of the stock options on the grant date. The following table summarizes information about unvested stock options outstanding at December 31, 2011:

	Number of shares	Weighted average exercise price
Unvested options outstanding beginning of year	2,299,961	$0.51
Options granted	1,660,757	0.42
Options vested	(1,240,877)	0.50
Options forfeited	(589,898)	0.44
Unvested options outstanding end of year	2,129,943	$0.47

As of December 31, 2011, there was $777,000 unrecognized compensation cost related to Company’s stock options that is expected to be recognized over a period of 1.1 years.